Note 6 - Consideration Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Mar. 31, 2013
Note 6 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Ownership Percentage				20.00%
Proceeds from Sale of Equity Method Investments	$ 12,765,427		$ 11,445,202
Consideration Receivable	$ 0	$ 13,400,882
Lang Fang Developer [Member]
Note 6 - Consideration Receivable (Details) [Line Items]
Equity Method Investment, Aggregate Cost					$ 22,142,400
Equity Method Investment, Ownership Percentage					49.00%
Equity Method Investment, Amount Sold			24,930,702
Proceeds from Sale of Equity Method Investments			$ 11,481,244
Consideration Receivable		$ 13,400,882
Equity Interest Pledged as Collateral, Percentage		100.00%
Equity Method Investment, Other than Temporary Impairment		$ 0